SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12:-SHAREHOLDERS' EQUITY

The Company's shares are listed for trade on the NASDAQ Global Select Market under the symbol "RDWR".

a.Rights of shares:

Ordinary Shares:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in shareholders meetings of the Company and to receive dividend, if declared.

b.Treasury stock:

In April 2017 the Company's Board of Directors authorized a new plan for the repurchase of up to an aggregate of $40,000 of the Company's ordinary shares in the open market, subject to normal trading restrictions, or in privately negotiated transactions. This plan expired on April 24, 2018. In May 2018 the Company's board of directors authorized a new plan for the repurchase of up to an aggregate of $40,000 of the Company's ordinary shares in the open market, subject to normal trading restrictions, or in privately negotiated transactions. This plan expired on April 30, 2019. In May 2019 the Company's board of directors authorized a new plan for the repurchase of up to an aggregate of $40,000 of the Company's ordinary shares in the open market, subject to normal trading restrictions, or in privately negotiated transactions. This plan will expire on April 30, 2020.

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RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 12:- SHAREHOLDERS' EQUITY (Cont.)

c.Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to U.S. dollars on the basis of the exchange rate prevailing at the date of the conversion. The Company does not intend to pay cash dividends in the foreseeable future.

d.Stock Option Plans:

The Company has two stock option plans, the Company's Key Employee Share Incentive Plan (1997) as amended and restated (the "1997 Plan") and the Directors and Consultants Option Plan (the "DC Plan" and together with the 1997 Plan, Stock Option Plans"). Under the Stock Option Plans, options may be granted to officers, directors, employees and consultants of the Group. The exercise price per share under the Stock Option Plans was generally not less than the market price of an ordinary share at the date of grant. The options vest primarily over four years. Each option is exercisable for one ordinary share. Any options, which are forfeited or not exercised before expiration, become available for future grants.

Pursuant to the Stock Option Plans, the Company reserved for issuance 33,312,967 ordinary shares.

RSUs:

In addition to granting stock options, since 2013, the Company started to routinely grant RSUs under the 1997 Plan. RSUs vest primarily over a four years period of employment. RSUs that are cancelled or forfeited become available for future grants.

The number of “Reserved and Authorized Shares” under the Equity Plans shall equal the sum of (i) the number of ordinary shares reserved and authorized under the Equity Incentive, and other awards granted under the Equity Incentive Plans as of such date, and (ii) the number of ordinary shares reserved,

As of December 31, 2019, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

2019

Stock options exercised and outstanding	28,286,653
RSUs vested and outstanding	2,741,853
Ordinary shares available for issuance under the Equity Incentive Plans	2,284,461

Total reserved and authorized shares as of December 31, 2019	33,312,967

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RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 12:- SHAREHOLDERS' EQUITY (Cont.)

A summary of employees and directors option activity under the Company's Stock Option Plans as of December 31, 2019 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2019	4,855,203	$16.96	3.30	$29,774
Granted	1,207,866	24.05
Exercised	(1,250,680)	14.43
Expired	(2,875)	16.43

Forfeited	(511,235)	18.24

Outstanding at December 31, 2019	4,298,279	$19.54	3.12	$27,514

Exercisable at December 31, 2019	1,185,612	$15.42	1.91	$12,361

Vested and expected to vest at December 31, 2019	3,980,155	$19.27	3.04	$26,549

The weighted-average grant-date fair value of options granted during the years ended December 31, 2019, 2018 and 2017 was $5.54, $6.67 and $4.31, respectively.

As of December 31, 2019, there was approximately $7,614 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.54 years.

The total intrinsic value of options exercised during the years 2019, 2018 and 2017 was 1,125,612, 1,112,589 and 2,068,522, respectively.

The aggregate intrinsic value of the outstanding stock options at December 31, 2019 and 2018, represents the intrinsic value of 3,579,879 and 3,983,216, respectively, outstanding options that are in-the-money as of such dates. The remaining 718,400 and 871,987 outstanding options are out-of-the-money as of December 31, 2019 and 2018, respectively, and their intrinsic value was considered as zero.

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RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 12:- SHAREHOLDERS' EQUITY (Cont.)

The options outstanding under the Company's Stock Option Plans as of December 31, 2019, have been separated into ranges of exercise price as follows:

December 31, 2019
Outstanding				Exercisable
Ranges of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted Average Exercise price

$10.04-14.74	1,291,709	1.73	$13.40	620,850	$13.31
$15.09-19.30	905,825	2.43	$16.78	490,075	$16.44
$20.62-27.15	2,100,745	4.28	$24.51	74,687	$26.29

	4,298,279			1,185,612

The following table summarizes information relating to RSUs, as well as changes to such awards during 2019:

Year ended December 31, 2019

Outstanding at January 1, 2019	1,077,909
Granted	802,513
Vested	(388,073)
Forfeited	(125,436)

Outstanding as of December 31, 2019	1,366,913

As of December 31, 2019, there was approximately $16,008 of total unrecognized compensation costs related to non-vested RSUs granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.62 years.

The weighted-average grant date fair value of RSUs granted during the year ended December 31, 2019, 2018 and 2017 were $23.41, $23.82 and $16.24, respectively.

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RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 12:- SHAREHOLDERS' EQUITY (Cont.)

Stock-based compensation was recorded in the following items within the consolidated statements of income (loss):

	Year ended December 31,
	2019	2018	2017

Cost of revenues	$224	$221	$241
Research and development, net	2,855	3,123	3,867
Sales and marketing	6,953	7,072	6,894
General and administrative	3,032	2,087	2,029

Total expenses	$13,064	$12,503	$13,031